Cover Page	Mar. 02, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2023
Entity File Number	000-52596
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	30-0309068
Entity Address, Address Line One	One Tabor Center, 1200 Seventeenth Street, Suite 2900
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Entity Emerging Growth Company	false
Entity Central Index Key	0001327978
Current Fiscal Year End Date	--12-31
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false